Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2022	Mar. 31, 2021
Schedule of Borrowings [Line Items]
Short-term borrowings	1.26%	0.58%
Long-term borrowings	1.09%	0.82%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.25%	0.96%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.04%	0.88%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.79%	0.30%